Prospectus Supplement

John Hancock Funds II
Technical Opportunities Fund (the “fund”)

Supplement dated December 13, 2018 to the current Prospectus, as may be supplemented

At its meeting on December 11–13, 2018, the Board of Trustees of John Hancock Funds II (the “Board”) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The fund will not accept orders from shareholders to purchase shares of the fund beginning on or about January 14, 2019. On or about April 12, 2019, the fund will distribute pro rata all of its assets in cash to its shareholders, and all outstanding shares will be redeemed and cancelled.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Funds II
Technical Opportunities Fund (the “fund”)

Supplement dated December 13, 2018 to the current Statement of Additional Information (the “SAI”), as may be supplemented

At its meeting on December 11–13, 2018, the Board of Trustees of John Hancock Funds II (the “Board”) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the fund is not in the best interests of the fund or its shareholders as a result of factors or events adversely affecting the fund’s ability to conduct its business and operations in an economically viable manner. The fund will not accept orders from shareholders to purchase shares of the fund beginning on or about January 14, 2019. On or about April 12, 2019, the fund will distribute pro rata all of its assets in cash to its shareholders, and all outstanding shares will be redeemed and cancelled.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.